Fees Summary	Feb. 10, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 19,921,790,000.00
Previously Paid Amount	0.00
Total Fee Amount	2,751,199.19
Total Offset Amount	0.00
Net Fee	2,751,199.19
Narrative - Max Aggregate Offering Price	$ 19,921,790,000.00
Narrative - Max Aggregate Offering Amount | shares	20,000,000,000
Final Prospectus	true